Net Revenues from Geographic Areas Based on Location of Service Delivery Centers (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total net revenues	$ 688,912	$ 734,413	$ 708,824	$ 670,697	$ 622,995	$ 681,747	$ 648,783	$ 630,523	$ 609,703	$ 2,736,929	$ 2,570,756	$ 2,461,044
India
Segment Reporting Information [Line Items]
Total net revenues	389,134				411,055					1,712,783	1,804,113	1,687,699
Asia, other than India
Segment Reporting Information [Line Items]
Total net revenues	79,461				66,662					286,338	249,839	238,529
Americas
Segment Reporting Information [Line Items]
Total net revenues	152,280				85,042					455,059	282,434	304,879
Europe
Segment Reporting Information [Line Items]
Total net revenues	$ 68,037				$ 60,236					$ 282,749	$ 234,370	$ 229,937